REVENUES - Geographic Information (Details) $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of geographical areas [line items]
Revenues	[1]	$ 2,503	$ 1,886	$ 1,643
United Kingdom
Disclosure of geographical areas [line items]
Revenues		635	572	569
Brazil
Disclosure of geographical areas [line items]
Revenues		1,483	1,314	1,074
United States
Disclosure of geographical areas [line items]
Revenues		$ 385	$ 0	$ 0
Customer Concentration Risk
Disclosure of geographical areas [line items]
Concentration risk, number of customers | customer		1

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.